UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

Certified Shareholder Report of

Registered Management Investment Companies

Investment Company Act File Number: 811-00862

The Growth Fund of America, Inc.

(Exact Name of Registrant as Specified in Charter)

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Address of Principal Executive Offices)

Registrant's telephone number, including area code: (415) 421-9360

Date of fiscal year end: August 31

Date of reporting period: February 28, 2013

Patrick F. Quan

The Growth Fund of America, Inc.

P.O. Box 7650, One Market, Steuart Tower

San Francisco, California 94120

(Name and Address of Agent for Service)

Copies to:

Mark D. Perlow

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, California 94111

(Counsel for the Registrant)

ITEM 1 – Reports to Stockholders

The right choice for the long term®

The Growth Fund
of America ®

Semi-annual report for the six months ended February 28, 2013

The Growth Fund of America invests in a wide range of companies that appear to offer superior opportunities for growth of capital.

This fund is one of more than 40 offered by American Funds, which is one of the nation’s largest mutual fund families. For more than 80 years, Capital Research and Management Company,SM the American Funds adviser, has invested with a long-term focus based on thorough research and attention to risk.

Fund results shown in this report, unless otherwise indicated, are for Class A shares at net asset value. If a sales charge (maximum 5.75%) had been deducted, the results would have been lower. Results are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. Investing for short periods makes losses more likely. Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value. For current information and month-end results, visit americanfunds.com.

Here are the average annual total returns on a $1,000 investment with all distributions reinvested for periods ended March 31, 2013 (the most recent calendar quarter-end):

	1 year	5 years	10 years
Class A shares

Reflecting 5.75% maximum sales charge	7.63%	3.22%	8.76%

The total annual fund operating expense ratio was 0.71% for Class A shares as of the prospectus dated November 1, 2012.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

Results for other share classes can be found on page 30.

Refer to the fund prospectus and the Risk Factors section of this report for more information on risks associated with investing in the fund.

Fellow investors:

U.S. stocks produced solid gains for the six months ended February 28, 2013. The unmanaged Standard & Poor’s 500 Composite Index, a broad measure of the U.S. stock market, ended the period near its all-time high. While market returns were temporarily hampered by the uncertainty around the U.S. presidential election and the fiscal cliff debate, stocks have generally done well since a bottom in mid-November. Corporate earnings and the economy have resumed their slow advance. For example, the Commerce Department reported that January new home sales rose almost 16% to their highest level in more than four years.

However, core challenges remain, so investors will continue to evaluate whether progress on these issues looks good. Paramount on the list of challenges is the trajectory of U.S. deficits and debt, as well as European sovereign debt and economic issues.

Results at a glance

Total returns for periods ended February 28, 2013, with all distributions reinvested

	Total returns		Average annual total returns
	6 months	1 year	5 years	10 years	Lifetime[1]
The Growth Fund of America (Class A shares)	10.9%	13.2%	3.5%	9.1%	13.5%
Standard & Poor’s 500 Composite Index[2]	8.9	13.4	4.9	8.2	10.6
Lipper Capital Appreciation Funds Index	9.6	10.0	3.7	8.9	10.6
Lipper Growth Funds Index	9.0	11.1	4.0	7.3	9.5
Lipper Large-Cap Core Funds Index	9.9	12.9	4.1	7.2	—	[3]
Lipper Large-Cap Growth Funds Index	6.6	7.4	4.3	7.3	—	[3]

[1]	Since Capital Research and Management Company (CRMC) began managing the fund on December 1, 1973.
[2]	The S&P 500 is unmanaged and, therefore, has no expenses.
[3]	This Lipper index was not in existence when CRMC began managing the fund.

The Growth Fund of America	1

The Growth Fund of America (GFA) posted a total return of 10.9% for the six months ended February 28, compared with 8.9% for the S&P 500. GFA’s return also exceeded the four Lipper peer indexes. We are pleased to report that the results are satisfying on both an absolute and relative basis.

Over longer periods of 10 years or more, GFA has continued to outpace the S&P 500 and the four Lipper peer indexes. For the 10 years ended February 28, the fund had an average annual total return of 9.1%, compared with 8.2% by the S&P 500. Over its 39-year lifetime, GFA had an average annual total return of 13.5%, compared with 10.6% by the S&P 500. The two applicable Lipper indexes posted returns of 10.6% and 9.5% over the same period.

Investment analysis

Information technology, consumer discretionary and health care sectors made major contributions to the fund in the past six months. Our investment decisions on Apple helped on a relative basis, as we had established a significant position at lower prices and lightened up in the period at higher prices. In the consumer discretionary sector, Virgin Media (+68.3%) led the group, helped by the fact that in early February, the United Kingdom-based cable TV company was acquired by Liberty Global for $23 billion. Other major contributors included Home Depot (+20.7%), Comcast (+18.2%) and Google (+17.0%).

In health care, Gilead Sciences, the fund’s largest holding, rose 48.1%. Gilead develops drugs to treat infectious diseases like hepatitis C. BioMarin Pharmaceuticals was also a strong contributor, as it increased 55.3%. BioMarin develops and commercializes innovative biopharmaceuticals for serious diseases and medical conditions such as genetically defined cancers.

The fund’s materials and energy holdings produced weaker returns when compared with the same sectors in the S&P 500. Two mining companies, Barrick Gold (–21.5%) and Newmont Mining (–20.5%), were among the largest detractors. Apache, an independent oil and gas exploration company, declined 13.4%.

The fund’s cash holdings of 9.6% of total assets detracted from results in the strong up market. Many of the fund’s portfolio counselors believed it was wise to hold some cash

2	The Growth Fund of America

in this uncertain environment. As a reminder, holding cash is not a top-down decision but an aggregate of the individual decisions of the portfolio counselors. It reflects a concern of some counselors, who are still apprehensive about the fragility of the U.S. economy.

As of February 28, 2013, GFA had 19.4% of its net assets in the consumer discretionary sector, 16.5% in information technology, 15.2% in health care, 11.2% in energy and 7.5% in financial companies. These are the largest sectors in which the fund is invested.

The road ahead

For the next six months, it appears that jobs, housing and consumer spending will continue their slow recovery. This is the good news upon which investors have recently focused. But local, state and federal governments may continue to cut spending as they struggle to balance their budgets. This paints an overall picture of positive but muted economic growth. However, the stock market is not the same as the economy because it anticipates future developments. Investor enthusiasm may wax and wane in the near term, driving markets both ways. This is why we focus on investing for the long term. By investing in fundamentally strong companies selling for reasonable valuations, we believe our time-tested approach will help our investors do well and meet their own long-term financial goals.

As always, we will be using our extensive experience and global research perspective to navigate the challenging times ahead. We welcome our new investors and we thank our veteran investors for their continuing confidence in The Growth Fund of America.

Cordially,

James F. Rothenberg

Vice Chairman of the Board

Donald D. O’Neal

President

April 8, 2013

For current information about the fund, visit americanfunds.com.

The Growth Fund of America	3

Summary investment portfolio February 28, 2013	unaudited

The following summary investment portfolio is designed to streamline the report and help investors better focus on the fund’s principal holdings. See page 32 for details on how to obtain a complete schedule of portfolio holdings.

Industry sector diversification	Percent of net assets

Largest equity holdings	Percent of net assets
Gilead Sciences	3.8%
Amazon	3.6
Google	3.0
Home Depot	2.5
Comcast	2.3
Oracle	1.9
Philip Morris International	1.6
EOG Resources	1.6
Costco Wholesale	1.2
Allergan	1.1

Common stocks — 90.09%	Shares	Value (000)	Percent of net assets
Consumer discretionary — 19.42%
Amazon.com, Inc.[1]	16,032,600	$4,236,935	3.63%
Home Depot, Inc.	42,205,200	2,891,056	2.47
Comcast Corp., Class A	54,735,578	2,177,929
Comcast Corp., Class A, special nonvoting shares	14,000,000	536,340	2.32
NIKE, Inc., Class B	22,700,000	1,236,242	1.06
News Corp., Class A	35,644,800	1,026,570	.88
YUM! Brands, Inc.	11,181,000	732,132	.63
Las Vegas Sands Corp.	14,122,000	727,142	.62
DIRECTV[1]	13,362,579	643,675	.55
General Motors Co.[1]	20,042,600	544,157	.47
Johnson Controls, Inc.	16,575,300	521,625	.45
Other securities		7,401,755	6.34
		22,675,558	19.42

4	The Growth Fund of America

		Value	Percent of
	Shares	(000)	net assets
Information technology — 16.53%
Google Inc., Class A1	4,406,336	$3,530,356	3.02%
Oracle Corp.	63,743,676	2,183,858	1.87
Texas Instruments Inc.	34,144,000	1,173,529	1.01
Microsoft Corp.	33,630,608	934,931.80
ASML Holding NV (New York registered)	7,523,789	534,038
ASML Holding NV	4,042,648	287,750.70
Accenture PLC, Class A	9,250,000	687,830.59
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	151,046,000	531,582
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,565,000	138,061.57
Apple Inc.	1,460,000	644,444.55
Visa Inc., Class A	3,925,000	622,662.53
Avago Technologies Ltd.[3]	16,208,820	554,666.48
Rackspace Hosting, Inc.[1,3]	9,925,087	554,415.48
Other securities		6,919,496	5.93
		19,297,618	16.53

Health care — 15.24%
Gilead Sciences, Inc.[1,3]	103,328,800	4,413,173	3.78
Allergan, Inc.	12,132,900	1,315,449	1.13
UnitedHealth Group Inc.	24,582,200	1,313,919	1.13
Express Scripts Holding Co.[1]	17,370,000	988,527.85
Alexion Pharmaceuticals, Inc.[1,3]	9,762,000	846,756.72
Intuitive Surgical, Inc.[1]	1,578,694	804,960.69
Edwards Lifesciences Corp.[1,3]	9,232,700	793,366.68
Biogen Idec Inc.[1]	4,687,000	779,636.67
Amgen Inc.	8,149,600	744,955.64
Merck & Co., Inc.	15,067,700	643,843.55
Regeneron Pharmaceuticals, Inc.[1]	3,481,357	581,387.50
BioMarin Pharmaceutical Inc.[1,3]	9,667,500	560,425.48
Other securities		3,998,213	3.42
		17,784,609	15.24

Energy — 10.22%
EOG Resources, Inc.[3]	14,806,537	1,861,330	1.59
Schlumberger Ltd.	13,115,000	1,021,003.88
Noble Energy, Inc.	8,891,000	985,390.84
Apache Corp.	12,150,000	902,381.77
FMC Technologies, Inc.[1,3]	16,479,100	855,430.73
Suncor Energy Inc.	24,712,520	748,864.64
Pioneer Natural Resources Co.	5,785,000	727,811.62
Canadian Natural Resources, Ltd.	16,980,000	518,991.44
Other securities		4,335,155	3.71
		11,956,355	10.22

The Growth Fund of America	5

Common stocks		Value	Percent of
	Shares	(000)	net assets
Financials — 7.51%
Goldman Sachs Group, Inc.	5,469,696	$819,142.70%
Bank of America Corp.	70,000,000	786,100.67
Wells Fargo & Co.	21,992,178	771,486.66
Citigroup Inc.	16,924,500	710,321.61
Aon PLC, Class A	10,624,000	649,020.56
Other securities		5,033,621	4.31
		8,769,690	7.51

Industrials — 6.69%
Union Pacific Corp.	8,813,300	1,208,392	1.03
Boeing Co.	7,050,000	542,145.46
CSX Corp.	23,174,801	531,630.46
Other securities		5,528,484	4.74
		7,810,651	6.69

Consumer staples — 4.54%
Philip Morris International Inc.	20,931,000	1,920,419	1.65
Costco Wholesale Corp.	13,618,183	1,379,386	1.18
Other securities		1,999,755	1.71
		5,299,560	4.54
Materials — 3.02%
Praxair, Inc.	5,572,437	629,964.54
Other securities		2,898,618	2.48
		3,528,582	3.02
Telecommunication services — 2.07%
Crown Castle International Corp.[1,3]	16,405,430	1,145,099.98
SOFTBANK CORP.	22,060,000	817,522.70
Other securities		457,770.39
		2,420,391	2.07

Utilities — 0.01%
Other securities		13,420.01

Miscellaneous — 4.84%
Other common stocks in initial period of acquisition		5,634,173	4.84

Total common stocks (cost: $68,635,483,000)		105,190,607	90.09

6	The Growth Fund of America

Warrants — 0.15%	Value	Percent of
	(000)	net assets
Other — 0.01%
Other securities	$12,455.01%

Miscellaneous — 0.14%
Other warrants in initial period of acquisition	163,651.14

Total warrants (cost: $135,002,000)	176,106.15

Convertible securities — 0.06%
Telecommunication services — 0.06%
Other securities	69,971.06
Total convertible securities (cost: $63,813,000)	69,971.06

Bonds & notes — 0.07%	Principal amount
	(000)
Federal agency bonds & notes — 0.04%
Federal Home Loan Bank, Series 2753, 0.28% 2013	$50,000	50,016.04

Telecommunication services — 0.03%
Other securities		29,250.03

Total bonds & notes (cost: $79,423,000)		79,266.07

The Growth Fund of America	7

Short-term securities — 9.48%	Principal amount	Value	Percent of
	(000)	(000)	net assets
Fannie Mae 0.10%–0.16% due 3/1–12/19/2013	2,884,316	$2,882,902	2.47%
U.S. Treasury Bills 0.08%–0.18% due 3/7–10/17/2013	2,632,550	2,631,601	2.25
Freddie Mac 0.09%–0.20% due 3/4–11/5/2013	2,332,480	2,331,684	2.00
Federal Home Loan Bank 0.08%–0.20% due 3/13/2013–1/2/2014	1,769,728	1,769,158	1.51
Google Inc. 0.09%–0.15% due 3/6–4/9/2013[4]	148,600	148,587	.13
Other securities		1,305,059	1.12

Total short-term securities (cost: $11,068,670,000)		11,068,991	9.48

Total investment securities (cost: $79,982,391,000)		116,584,941	99.85
Other assets less liabilities		172,656	.15

Net assets		$116,757,597	100.00%

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

“Other securities” includes all issues that are not disclosed separately in the summary investment portfolio. Some of these securities (with an aggregate value of $26,307,000, an aggregate cost of $62,524,000, and which represented .02% of the net assets of the fund) were acquired from 7/7/2000 to 6/21/2011 through private placement transactions exempt from registration under the Securities Act of 1933, which may subject them to legal or contractual restrictions on resale.

8	The Growth Fund of America

Investments in affiliates

A company is considered to be an affiliate of the fund under the Investment Company Act of 1940 if the fund’s holdings in that company represent 5% or more of the outstanding voting shares. The value of the fund’s affiliated-company holdings is either shown in the summary investment portfolio or included in the value of “Other securities” under the respective industry sectors. Further details on such holdings and related transactions during the six months ended February 28, 2013, appear below.

						Value of
					Dividend	affiliates at
	Beginning			Ending	income	2/28/2013
	shares	Additions	Reductions	shares	(000)	(000)
Gilead Sciences, Inc.[1]	48,457,166	55,171,634	300,000	103,328,800	$—	$4,413,173
EOG Resources, Inc.	13,837,152	969,385	—	14,806,537	4,925	1,861,330
Crown Castle
International Corp.[1]	18,177,430	490,000	2,262,000	16,405,430	—	1,145,099
FMC Technologies, Inc.[1]	15,179,100	1,300,000	—	16,479,100	—	855,430
Alexion Pharmaceuticals, Inc.[1]	9,250,000	512,000	—	9,762,000	—	846,756
Edwards Lifesciences Corp.[1]	8,408,109	1,349,050	524,459	9,232,700	—	793,366
BioMarin
Pharmaceutical Inc.[1]	6,512,500	3,155,000	—	9,667,500	—	560,425
Avago Technologies Ltd.	14,517,620	1,691,200	—	16,208,820	4,917	554,666
Rackspace Hosting, Inc.[1]	4,470,000	5,555,087	100,000	9,925,087	—	554,415
Celanese Corp., Series A	10,160,000	—	1,285,000	8,875,000	1,331	415,794
Hologic, Inc.[1]	4,595,000	11,059,300	—	15,654,300	—	341,733
Illumina, Inc.[1]	7,246,900	—	625,417	6,621,483	—	331,935
KBR, Inc.	7,401,289	3,061,300	—	10,462,589	840	317,958
Aon PLC, Class A5	18,142,995	—	7,518,995	10,624,000	5,149	—
Flextronics International Ltd.[1,5]	34,040,464	—	16,746,548	17,293,916	—	—
Southwestern Energy Co.[1,5]	16,930,000	1,200,000	7,238,900	10,891,100	—	—
Virgin Media Inc.[5]	18,635,400	—	12,385,400	6,250,000	—	—
					$17,162	$12,992,080

The following footnotes apply to either the individual securities noted or one or more of the securities aggregated and listed as a single line item.

[1]	Security did not produce income during the last 12 months.
[2]	Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities, including those in “Other securities,” was $565,230,000, which represented .48% of the net assets of the fund. This amount includes $538,923,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.
[3]	Represents an affiliated company as defined under the Investment Company Act of 1940.
[4]	Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities, including those in “Other securities,” was $924,619,000, which represented .79% of the net assets of the fund.
[5]	Unaffiliated issuer at 2/28/2013.

Key to abbreviation

ADR = American Depositary Receipts

See Notes to Financial Statements

The Growth Fund of America	9

Financial statements

Statement of assets and liabilities		unaudited
at February 28, 2013	(dollars in thousands)

Assets:
Investment securities, at value:
Unaffiliated issuers (cost: $72,187,145)	$103,592,861
Affiliated issuers (cost: $7,795,246)	12,992,080	$116,584,941
Cash denominated in currencies other than
U.S. dollars (cost: $16,042)		16,022
Cash		117
Receivables for:
Sales of investments	467,184
Sales of fund’s shares	104,424
Dividends and interest	105,941	677,549
		117,278,629
Liabilities:
Payables for:
Purchases of investments	222,441
Repurchases of fund’s shares	195,036
Investment advisory services	25,220
Services provided by related parties	72,723
Directors’ deferred compensation	4,513
Other	1,099	521,032
Net assets at February 28, 2013		$116,757,597

Net assets consist of:
Capital paid in on shares of capital stock		$77,316,354
Distributions in excess of net investment income		(167)
Undistributed net realized gain		2,838,930
Net unrealized appreciation		36,602,480
Net assets at February 28, 2013		$116,757,597

(dollars and shares in thousands, except per-share amounts)

Total authorized capital stock — 7,500,000 shares, $.001 par value (3,252,820 total shares outstanding)

	Net assets	Shares outstanding	Net asset value per share
Class A	$ 58,253,210	1,614,200	$ 36.09
Class B	1,315,840	37,580	35.01
Class C	5,816,736	167,518	34.72
Class F-1	10,907,555	304,047	35.87
Class F-2	3,944,497	109,392	36.06
Class 529-A	4,228,244	117,926	35.86
Class 529-B	211,818	6,055	34.98
Class 529-C	1,094,440	31,374	34.88
Class 529-E	198,916	5,586	35.61
Class 529-F-1	139,784	3,905	35.80
Class R-1	463,428	13,222	35.05
Class R-2	2,182,293	61,943	35.23
Class R-3	7,513,886	211,081	35.60
Class R-4	7,191,346	200,537	35.86
Class R-5	5,140,744	142,571	36.06
Class R-6	8,154,860	225,883	36.10

See Notes to Financial Statements

10	The Growth Fund of America

Statement of operations		unaudited
for the six months ended February 28, 2013	(dollars in thousands)

Investment income:
Income:
Dividends (net of non-U.S. taxes of $10,867; also includes $17,162 from affiliates)	$813,451
Interest	11,557	$825,008

Fees and expenses*:
Investment advisory services	160,153
Distribution services	166,014
Transfer agent services	79,440
Administrative services	16,934
Reports to shareholders	3,123
Registration statement and prospectus	711
Directors’ compensation	645
Auditing and legal	70
Custodian	1,414
Other	2,968	431,472
Net investment income		393,536

Net realized gain and unrealized appreciation on investments and currency:
Net realized gain on:
Investments (net of non-U.S. taxes of $8; also includes $144,844 net gain from affiliates)	6,266,625
Currency transactions	1,922	6,268,547
Net unrealized appreciation on:
Investments	5,215,030
Currency translations	449	5,215,479
Net realized gain and unrealized appreciation on investments and currency		11,484,026
Net increase in net assets resulting from operations		$11,877,562

*Additional information related to class-specific fees and expenses is included in the Notes to Financial Statements.

See Notes to Financial Statements

The Growth Fund of America	11

Statements of changes in net assets

	(dollars in thousands)

	Six months	Year ended
	ended February 28,	August 31,
	2013*	2012
Operations:
Net investment income	$393,536	$768,290
Net realized gain on investments and currency transactions	6,268,547	4,493,906
Net unrealized appreciation on investments and currency translations	5,215,479	9,613,541
Net increase in net assets resulting from operations	11,877,562	14,875,737

Dividends paid to shareholders from net investment income	(865,222)	(884,496)

Net capital share transactions	(9,028,378)	(36,704,124)

Total increase (decrease) in net assets	1,983,962	(22,712,883)

Net assets:
Beginning of period	114,773,635	137,486,518
End of period (including distributions in excess of and undistributed net investment income: $(167) and $471,519, respectively)	$116,757,597	$114,773,635

*Unaudited.

See Notes to Financial Statements

12	The Growth Fund of America

Notes to financial statements	unaudited

1. Organization

The Growth Fund of America, Inc. (the “fund”) is registered under the Investment Company Act of 1940 as an open-end, diversified management investment company. The fund invests in a wide range of companies that appear to offer superior opportunities for growth of capital. Shareholders approved a proposal to reorganize the fund from a Maryland corporation to a Delaware statutory trust. The reorganization may be completed in 2013; however, the fund reserves the right to delay the implementation.

The fund has 16 share classes consisting of five retail share classes (Classes A, B and C, as well as two F share classes, F-1 and F-2), five 529 college savings plan share classes (Classes 529-A, 529-B, 529-C, 529-E and 529-F-1) and six retirement plan share classes (Classes R-1, R-2, R-3, R-4, R-5 and R-6). The 529 college savings plan share classes can be used to save for college education. The retirement plan share classes are generally offered only through eligible employer-sponsored retirement plans. The fund’s share classes are further described below:

Share class	Initial sales charge	Contingent deferred sales charge upon redemption	Conversion feature
Classes A and 529-A	Up to 5.75%	None (except 1% for certain redemptions within one year of purchase without an initial sales charge)	None
Classes B and 529-B*	None	Declines from 5% to 0% for redemptions within six years of purchase	Classes B and 529-B converts to Classes A and 529-A, respectively, after eight years
Class C	None	1% for redemptions within one year of purchase	Class C converts to Class F-1 after 10 years
Class 529-C	None	1% for redemptions within one year of purchase	None
Class 529-E	None	None	None
Classes F-1, F-2 and 529-F-1	None	None	None
Classes R-1, R-2, R-3, R-4, R-5 and R-6	None	None	None

*Class B and 529-B shares of the fund are not available for purchase.

Holders of all share classes have equal pro rata rights to assets, dividends and liquidation proceeds. Each share class has identical voting rights, except for the exclusive right to vote on matters affecting only its class. Share classes have different fees and expenses (“class-specific fees and expenses”), primarily due to different arrangements for distribution, administrative and shareholder services. Differences in class-specific fees and expenses will result in differences in net investment income and, therefore, the payment of different per-share dividends by each class.

The Growth Fund of America	13

2. Significant accounting policies

The financial statements have been prepared to comply with accounting principles generally accepted in the United States of America. These principles require management to make estimates and assumptions that affect reported amounts and disclosures. Actual results could differ from those estimates. The fund follows the significant accounting policies described below, as well as the valuation policies described in the next section on valuation.

Security transactions and related investment income — Security transactions are recorded by the fund as of the date the trades are executed with brokers. Realized gains and losses from security transactions are determined based on the specific identified cost of the securities. In the event a security is purchased with a delayed payment date, the fund will segregate liquid assets sufficient to meet its payment obligations. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis. Market discounts, premiums and original issue discounts on fixed-income securities are amortized daily over the expected life of the security.

Class allocations — Income, fees and expenses (other than class-specific fees and expenses) and realized and unrealized gains and losses are allocated daily among the various share classes based on their relative net assets. Class-specific fees and expenses, such as distribution, administrative and shareholder services, are charged directly to the respective share class.

Dividends and distributions to shareholders — Dividends and distributions to shareholders are recorded on the ex-dividend date.

Currency translation — Assets and liabilities, including investment securities, denominated in currencies other than U.S. dollars are translated into U.S. dollars at the exchange rates supplied by one or more pricing vendors on the valuation date. Purchases and sales of investment securities and income and expenses are translated into U.S. dollars at the exchange rates on the dates of such transactions. On the accompanying financial statements, the effects of changes in exchange rates on investment securities are included with the net realized gain or loss and net unrealized appreciation or depreciation on investments. The realized gain or loss and unrealized appreciation or depreciation resulting from all other transactions denominated in currencies other than U.S. dollars are disclosed separately.

14	The Growth Fund of America

3. Valuation

Capital Research and Management Company (“CRMC”), the fund’s investment adviser, values the fund’s investments at fair value as defined by accounting principles generally accepted in the United States of America. The net asset value of each share class of the fund is generally determined as of approximately 4:00 p.m. New York time each day the New York Stock Exchange is open.

Methods and inputs — The fund’s investment adviser uses the following methods and inputs to establish the fair value of the fund’s assets and liabilities. Use of particular methods and inputs may vary over time based on availability and relevance as market and economic conditions evolve.

Equity securities are generally valued at the official closing price of, or the last reported sale price on, the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the last available bid price. Prices for each security are taken from the principal exchange or market on which the security trades.

Fixed-income securities, including short-term securities purchased with more than 60 days left to maturity, are generally valued at prices obtained from one or more pricing vendors. Vendors value such securities based on one or more of the inputs described in the following table. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed-income securities in which the fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income security.

Fixed-income class	Examples of standard inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds & notes; convertible securities	Standard inputs and underlying equity of the issuer
Bonds & notes of governments & government agencies	Standard inputs and interest rate volatilities

The Growth Fund of America	15

When the fund’s investment adviser deems it appropriate to do so (such as when vendor prices are unavailable or not deemed to be representative), fixed-income securities will be valued in good faith at the mean quoted bid and ask prices that are reasonably and timely available (or bid prices, if ask prices are not available) or at prices for securities of comparable maturity, quality and type.

Securities with both fixed-income and equity characteristics, or equity securities traded principally among fixed-income dealers, are generally valued in the manner described above for either equity or fixed-income securities, depending on which method is deemed most appropriate by the fund’s investment adviser. Short-term securities purchased within 60 days to maturity are valued at amortized cost, which approximates fair value. The value of short-term securities originally purchased with maturities greater than 60 days is determined based on an amortized value to par when they reach 60 days.

Securities and other assets for which representative market quotations are not readily available or are considered unreliable by the fund’s investment adviser are fair valued as determined in good faith under fair value guidelines adopted by authority of the fund’s board of directors as further described below. The investment adviser follows fair valuation guidelines, consistent with U.S. Securities and Exchange Commission rules and guidance, to consider relevant principles and factors when making fair value determinations. The investment adviser considers relevant indications of value that are reasonably and timely available to it in determining the fair value to be assigned to a particular security, such as the type and cost of the security; contractual or legal restrictions on resale of the security; relevant financial or business developments of the issuer; actively traded similar or related securities; conversion or exchange rights on the security; related corporate actions; significant events occurring after the close of trading in the security; and changes in overall market conditions. In addition, the closing prices of equity securities that trade in markets outside U.S. time zones may be adjusted to reflect significant events that occur after the close of local trading but before the net asset value of each share class of the fund is determined. Fair valuations and valuations of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

Processes and structure — The fund’s board of directors has delegated authority to the fund’s investment adviser to make fair value determinations, subject to board oversight. The investment adviser has established a Joint Fair Valuation Committee (the “Fair Valuation Committee”) to administer, implement and oversee the fair valuation process, and to make fair value decisions. The Fair Valuation Committee regularly reviews its own fair value decisions, as well as decisions made under its standing instructions to the investment adviser’s valuation teams. The Fair Valuation Committee reviews changes in fair value measurements from period to period and may, as deemed appropriate, update the fair valuation guidelines to better reflect the results of back testing and address new or evolving issues. The Fair Valuation Committee reports any changes to the fair valuation guidelines to the board of directors with supplemental information to support the changes.

16	The Growth Fund of America

The fund’s board and audit committee also regularly review reports that describe fair value determinations and methods.

The fund’s investment adviser has also established a Fixed-Income Pricing Review Group to administer and oversee the fixed-income valuation process, including the use of fixed-income pricing vendors. This group regularly reviews pricing vendor information and market data. Pricing decisions, processes and controls over security valuation are also subject to additional internal reviews, including an annual control self-evaluation program facilitated by the investment adviser’s compliance group.

Classifications — The fund’s investment adviser classifies the fund’s assets and liabilities into three levels based on the inputs used to value the assets or liabilities. Level 1 values are based on quoted prices in active markets for identical securities. Level 2 values are based on significant observable market inputs, such as quoted prices for similar securities and quoted prices in inactive markets. Certain securities trading outside the U.S. may transfer between Level 1 and Level 2 due to valuation adjustments resulting from significant market movements following the close of local trading. Level 3 values are based on significant unobservable inputs that reflect the investment adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. The valuation levels are not necessarily an indication of the risk or liquidity associated with the underlying investment. For example, U.S. government securities are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market. The following table presents the fund’s valuation levels as of February 28, 2013 (dollars in thousands):

	Investment securities
	Level 1	Level 2	Level 3	Total
Assets:
Common stocks:
Consumer discretionary	$22,675,558	$—	$—	$22,675,558
Information technology	18,758,695	538,923	—	19,297,618
Health care	17,784,609	—	—	17,784,609
Energy	11,930,100	—	26,255	11,956,355
Financials	8,769,690	—	—	8,769,690
Industrials	7,810,651	—	—	7,810,651
Consumer staples	5,299,560	—	—	5,299,560
Materials	3,528,582	—	—	3,528,582
Telecommunication services	2,420,376	—	15	2,420,391
Utilities	13,420	—	—	13,420
Miscellaneous	5,634,173	—	—	5,634,173
Warrants	176,069	—	37	176,106
Convertible securities	—	69,971	—	69,971
Bonds & notes	—	79,266	—	79,266
Short-term securities	—	11,068,991	—	11,068,991
Total	$104,801,483	$11,757,151	$26,307	$116,584,941

The Growth Fund of America	17

4. Risk factors

Investing in the fund may involve certain risks including, but not limited to, those described below.

Market conditions — The prices of, and the income generated by, the common stocks and other securities held by the fund may decline due to market conditions and other factors, including those directly involving the issuers of securities held by the fund.

Investing in growth-oriented stocks — Growth-oriented stocks may involve larger price swings and greater potential for loss than other types of investments.

Investing outside the U.S. — Securities of issuers domiciled outside the U.S., or with significant operations outside the U.S., may lose value because political, social, economic or market developments or instability in the countries or regions in which the issuer operates. These securities may also lose value due to changes in foreign currency exchange rates against the U.S. dollar and/or currencies of other countries. Securities markets in certain countries may be more volatile and/or less liquid than those in the U.S. Investments outside the U.S. may also be subject to different settlement and accounting practices and different regulatory, legal and reporting standards, and may be more difficult to value, than those in the U.S. The risks of investing outside the U.S. may be heightened in connection with investments in emerging and developing countries.

Management — The investment adviser to the fund actively manages the fund’s investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results. This could cause the fund to lose value or its investment results to lag relevant benchmarks or other funds with similar objectives.

5. Taxation and distributions

Federal income taxation — The fund complies with the requirements under Subchapter M of the Internal Revenue Code applicable to mutual funds and intends to distribute substantially all of its net taxable income and net capital gains each year. The fund is not subject to income taxes to the extent such distributions are made. Therefore, no federal income tax provision is required.

As of and during the period ended February 28, 2013, the fund did not have a liability for any unrecognized tax benefits. The fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the statement of operations. During the period, the fund did not incur any interest or penalties.

18	The Growth Fund of America

The fund is not subject to examination by U.S. federal tax authorities for tax years before 2008, by state tax authorities for tax years before 2007 and by tax authorities outside the U.S. for tax years before 2005.

Non-U.S. taxation — Dividend and interest income are recorded net of non-U.S. taxes paid. Gains realized by the fund on the sale of securities in certain countries are subject to non-U.S. taxes. The fund records a liability based on unrealized gains to provide for potential non-U.S. taxes payable upon the sale of these securities.

Distributions — Distributions paid to shareholders are based on net investment income and net realized gains determined on a tax basis, which may differ from net investment income and net realized gains for financial reporting purposes. These differences are due primarily to different treatment for items such as currency gains and losses; short-term capital gains and losses; capital losses related to sales of certain securities within 30 days of purchase; cost of investments sold; and net capital losses. The fiscal year in which amounts are distributed may differ from the year in which the net investment income and net realized gains are recorded by the fund for financial reporting purposes.

The components of distributable earnings on a tax basis are reported as of the fund’s most recent year-end. As of August 31, 2012, the components of distributable earnings on a tax basis were as follows (dollars in thousands):

Undistributed ordinary income	$480,778
Capital loss carryforward expiring 2018*	(2,526,373)
Post-October capital loss deferral†	(414,628)

*	The capital loss carryforward will be used to offset any capital gains realized by the fund in the current year or in subsequent years through the expiration date. The fund will not make distributions from capital gains while a capital loss carryforward remains.
†	This deferral is considered incurred in the subsequent year.

Under the Regulated Investment Company Modernization Act of 2010 (the “Act”), net capital losses recognized after August 31, 2011, may be carried forward indefinitely, and their character is retained as short-term and/or long-term losses. Previously, net capital losses were carried forward for eight years and treated as short-term losses. As a transition rule, the Act requires that post-enactment net capital losses be used before pre-enactment net capital losses.

As of February 28, 2013, the tax basis unrealized appreciation (depreciation) and cost of investment securities were as follows (dollars in thousands):

Gross unrealized appreciation on investment securities	$37,832,189
Gross unrealized depreciation on investment securities	(1,503,127)
Net unrealized appreciation on investment securities	36,329,062
Cost of investment securities	80,255,879

The Growth Fund of America	19

Tax-basis distributions paid to shareholders from ordinary income were as follows (dollars in thousands):

	Six months ended	Year ended
Share class	February 28, 2013	August 31, 2012
Class A	$460,633	$405,819
Class B	—	—
Class C	1,750	—
Class F-1	86,604	87,419
Class F-2	41,950	33,344
Class 529-A	31,603	25,030
Class 529-B	—	—
Class 529-C	645	—
Class 529-E	1,056	767
Class 529-F-1	1,305	1,045
Class R-1	153	—
Class R-2	3,112	—
Class R-3	35,811	34,926
Class R-4	54,792	85,157
Class R-5	59,533	96,087
Class R-6	86,275	114,902
Total	$865,222	$884,496

6. Fees and transactions with related parties

CRMC, the fund’s investment adviser, is the parent company of American Funds Distributors,® Inc. (“AFD”), the principal underwriter of the fund’s shares, and American Funds Service Company® (“AFS”), the fund’s transfer agent. CRMC, AFD and AFS are considered related parties to the fund.

Investment advisory services — The fund has an investment advisory and service agreement with CRMC that provides for monthly fees accrued daily. These fees are based on a series of decreasing annual rates beginning with 0.500% on the first $1 billion of daily net assets and decreasing to 0.233% on such assets in excess of $210 billion. For the six months ended February 28, 2013, the investment advisory services fee was $160,153,000, which was equivalent to an annualized rate of 0.281% of average daily net assets.

Class-specific fees and expenses — Expenses that are specific to individual share classes are accrued directly to the respective share class. The principal class-specific fees and expenses are described on the following page:

20	The Growth Fund of America

Distribution services — The fund has plans of distribution for all share classes, except Class F-2, R-5 and R-6 shares. Under the plans, the board of directors approves certain categories of expenses that are used to finance activities primarily intended to sell fund shares and service existing accounts. The plans provide for payments, based on an annualized percentage of average daily net assets, ranging from 0.25% to 1.00% as noted below. In some cases, the board of directors has limited the amounts that may be paid to less than the maximum allowed by the plans. All share classes with a plan may use up to 0.25% of average daily net assets to pay service fees, or to compensate AFD for paying service fees, to firms that have entered into agreements with AFD to provide certain shareholder services. The remaining amounts available to be paid under each plan are paid to dealers to compensate them for their sales activities.

For Class A and 529-A shares, distribution-related expenses include the reimbursement of dealer and wholesaler commissions paid by AFD for certain shares sold without a sales charge. These share classes reimburse AFD for amounts billed within the prior 15 months but only to the extent that the overall annual expense limit of 0.25% is not exceeded. As of February 28, 2013, there were no unreimbursed expenses subject to reimbursement for Class A or 529-A shares.

Share class	Currently approved limits	Plan limits
Class A	0.25%	0.25%
Class 529-A	0.25	0.50
Classes B and 529-B	1.00	1.00
Classes C, 529-C and R-1	1.00	1.00
Class R-2	0.75	1.00
Classes 529-E and R-3	0.50	0.75
Classes F-1, 529-F-1 and R-4	0.25	0.50

Transfer agent services — The fund has a shareholder services agreement with AFS under which the fund compensates AFS for providing transfer agent services to each of the fund’s share classes. These services include recordkeeping, shareholder communications and transaction processing. In addition, the fund reimburses AFS for amounts paid to third parties for performing transfer agent services on behalf of fund shareholders.

Administrative services — The fund has an administrative services agreement with CRMC under which the fund compensates CRMC for providing administrative services to Class A, C, F, 529 and R shares. These services include, but are not limited to, coordinating, monitoring, assisting and overseeing third parties that provide services to fund shareholders. Under the agreement, Class A shares pay an annual fee of 0.01% and Class C, F, 529 and R shares pay an annual fee of 0.05% of their respective average daily net assets.

The Growth Fund of America	21

529 plan services — Each 529 share class is subject to service fees to compensate the Commonwealth of Virginia for the maintenance of the 529 college savings plan. The quarterly fee is based on a series of decreasing annual rates beginning with 0.10% on the first $30 billion of the net assets invested in Class 529 shares of the American Funds and decreasing to 0.06% on such assets between $120 billion and $150 billion. The fee for any given calendar quarter is accrued and calculated on the basis of the average net assets of Class 529 shares of the American Funds for the last month of the prior calendar quarter. The fee is included in other expenses on the accompanying financial statements. The Commonwealth of Virginia is not considered a related party.

Class-specific expenses under the agreements described on the previous page for the six months ended February 28, 2013, were as follows (dollars in thousands):

Share class	Distribution services	Transfer agent services	Administrative services	529 plan services
Class A	$67,198	$48,303	$2,812	Not applicable
Class B	6,948	1,235	Not applicable	Not applicable
Class C	28,492	4,838	1,428	Not applicable
Class F-1	13,581	6,235	2,736	Not applicable
Class F-2	Not applicable	1,801	839	Not applicable
Class 529-A	4,326	2,421	996	$1,967
Class 529-B	1,105	153	55	110
Class 529-C	5,173	675	260	514
Class 529-E	471	82	47	93
Class 529-F-1	—	80	33	65
Class R-1	2,371	248	119	Not applicable
Class R-2	8,069	3,212	544	Not applicable
Class R-3	18,883	5,287	1,901	Not applicable
Class R-4	9,397	3,540	1,889	Not applicable
Class R-5	Not applicable	1,313	1,401	Not applicable
Class R-6†	Not applicable	17	1,874	Not applicable
Total class-specific expenses	$166,014	$79,440	$16,934	$2,749

Directors’ deferred compensation — Directors who are unaffiliated with CRMC may elect to defer the cash payment of part or all of their compensation. These deferred amounts, which remain as liabilities of the fund, are treated as if invested in shares of the fund or other American Funds. These amounts represent general, unsecured liabilities of the fund and vary according to the total returns of the selected funds. Directors’ compensation of $645,000, shown on the accompanying financial statements, includes $199,000 in current fees (either paid in cash or deferred) and a net increase of $446,000 in the value of the deferred amounts.

Affiliated officers and directors — Officers and certain directors of the fund are or may be considered to be affiliated with CRMC, AFD and AFS. No affiliated officers or directors received any compensation directly from the fund.

22	The Growth Fund of America

7. Capital share transactions

Capital share transactions in the fund were as follows (dollars and shares in thousands):

	Sales*		Reinvestment of dividends		Repurchases*		Net (decrease) increase
Share class	Amount	Shares	Amount	Shares	Amount	Shares	Amount	Shares

Six months ended February 28, 2013

Class A	$2,213,175	63,941	$451,228	13,079	$(5,259,360)	(152,992)	$(2,594,957)	(75,972)
Class B	7,657	228	—	—	(334,846)	(10,092)	(327,189)	(9,864)
Class C	221,304	6,641	1,694	51	(718,040)	(21,790)	(495,042)	(15,098)
Class F-1	746,453	21,761	84,930	2,476	(2,279,794)	(67,440)	(1,448,411)	(43,203)
Class F-2	1,268,946	37,444	38,930	1,130	(554,516)	(16,134)	753,360	22,440
Class 529-A	255,082	7,434	31,588	921	(263,596)	(7,697)	23,074	658
Class 529-B	1,474	44	—	—	(48,767)	(1,471)	(47,293)	(1,427)
Class 529-C	62,955	1,889	645	20	(80,654)	(2,426)	(17,054)	(517)
Class 529-E	10,911	321	1,056	31	(13,273)	(390)	(1,306)	(38)
Class 529-F-1	15,150	441	1,304	38	(13,920)	(407)	2,534	72
Class R-1	21,911	653	153	4	(102,777)	(3,092)	(80,713)	(2,435)
Class R-2	226,433	6,725	3,110	92	(446,192)	(13,262)	(216,649)	(6,445)
Class R-3	583,759	17,108	35,719	1,049	(1,766,366)	(52,249)	(1,146,888)	(34,092)
Class R-4	595,537	17,363	54,759	1,597	(2,286,611)	(66,951)	(1,636,315)	(47,991)
Class R-5	386,411	11,134	59,353	1,723	(2,145,906)	(62,623)	(1,700,142)	(49,766)
Class R-6	1,315,625	37,791	86,216	2,500	(1,497,228)	(43,683)	(95,387)	(3,392)
Total net increase (decrease)	$7,932,783	230,918	$850,685	24,711	$(17,811,846)	(522,699)	$(9,028,378)	(267,070)

Year ended August 31, 2012

Class A	$4,056,002	132,752	$396,549	13,933	$(12,449,147)	(409,483)	$(7,996,596)	(262,798)
Class B	18,334	621	—	—	(941,726)	(32,105)	(923,392)	(31,484)
Class C	344,694	11,701	—	—	(1,826,411)	(62,463)	(1,481,717)	(50,762)
Class F-1	1,569,854	51,387	85,810	3,033	(4,685,153)	(155,576)	(3,029,489)	(101,156)
Class F-2	468,120	15,316	29,280	1,030	(1,705,637)	(56,440)	(1,208,237)	(40,094)
Class 529-A	437,279	14,429	25,020	884	(413,594)	(13,610)	48,705	1,703
Class 529-B	3,392	115	—	—	(105,825)	(3,606)	(102,433)	(3,491)
Class 529-C	111,493	3,782	—	—	(148,414)	(5,033)	(36,921)	(1,251)
Class 529-E	19,359	646	767	27	(23,332)	(776)	(3,206)	(103)
Class 529-F-1	25,480	843	1,045	37	(21,798)	(716)	4,727	164
Class R-1	60,061	2,037	—	—	(182,869)	(6,219)	(122,808)	(4,182)
Class R-2	451,015	15,168	—	—	(861,004)	(29,009)	(409,989)	(13,841)
Class R-3	1,182,793	39,448	34,831	1,241	(5,075,759)	(170,102)	(3,858,135)	(129,413)
Class R-4	1,511,447	50,226	85,127	3,013	(9,641,535)	(319,950)	(8,044,961)	(266,711)
Class R-5	1,456,386	48,366	95,857	3,374	(7,494,604)	(248,104)	(5,942,361)	(196,364)
Class R-6	2,664,486	88,730	114,760	4,034	(6,376,557)	(206,751)	(3,597,311)	(113,987)
Total net increase (decrease)	$14,380,195	475,567	$869,046	30,606	$(51,953,365)	(1,719,943)	$(36,704,124)	(1,213,770)

*Includes exchanges between share classes of the fund.

8. Investment transactions

The fund made purchases and sales of investment securities, excluding short-term securities and U.S. government obligations, if any, of $16,428,193,000 and $26,795,330,000, respectively, during the six months ended February 28, 2013.

The Growth Fund of America	23

Financial highlights

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations
Class A:	Six months ended 2/28/2013[4,5]	$32.80	$.13	$3.44	$3.57
	Year ended 8/31/2012	29.23	.20	3.59	3.79
	Year ended 8/31/2011	25.53	.20	3.75	3.95
	Year ended 8/31/2010	24.93	.21	.60	.81
	Year ended 8/31/2009	30.61	.22	(5.67)	(5.45)
	Year ended 8/31/2008	35.77	.36	(3.10)	(2.74)
Class B:	Six months ended 2/28/2013[4,5]	31.69	— [7]	3.32	3.32
	Year ended 8/31/2012	28.23	(.03)	3.49	3.46
	Year ended 8/31/2011	24.65	(.03)	3.61	3.58
	Year ended 8/31/2010	24.08	— [7]	.58	.58
	Year ended 8/31/2009	29.44	.06	(5.41)	(5.35)
	Year ended 8/31/2008	34.48	.11	(2.99)	(2.88)
Class C:	Six months ended 2/28/2013[4,5]	31.44	(.01)	3.30	3.29
	Year ended 8/31/2012	28.02	(.04)	3.46	3.42
	Year ended 8/31/2011	24.49	(.03)	3.58	3.55
	Year ended 8/31/2010	23.96	— [7]	.57	.57
	Year ended 8/31/2009	29.30	.06	(5.39)	(5.33)
	Year ended 8/31/2008	34.34	.09	(2.97)	(2.88)
Class F-1:	Six months ended 2/28/2013[4,5]	32.61	.12	3.42	3.54
	Year ended 8/31/2012	29.04	.21	3.58	3.79
	Year ended 8/31/2011	25.37	.20	3.72	3.92
	Year ended 8/31/2010	24.78	.21	.60	.81
	Year ended 8/31/2009	30.41	.24	(5.63)	(5.39)
	Year ended 8/31/2008	35.56	.36	(3.08)	(2.72)
Class F-2:	Six months ended 2/28/2013[4,5]	32.83	.17	3.45	3.62
	Year ended 8/31/2012	29.25	.28	3.60	3.88
	Year ended 8/31/2011	25.55	.28	3.74	4.02
	Year ended 8/31/2010	24.97	.28	.59	.87
	Year ended 8/31/2009	30.61	.26	(5.63)	(5.37)
	Period from 8/1/2008 to 8/31/2008[4]	30.43	.03	.15	.18
Class 529-A:	Six months ended 2/28/2013[4,5]	32.59	.11	3.43	3.54
	Year ended 8/31/2012	29.06	.18	3.57	3.75
	Year ended 8/31/2011	25.39	.19	3.72	3.91
	Year ended 8/31/2010	24.81	.20	.59	.79
	Year ended 8/31/2009	30.47	.22	(5.64)	(5.42)
	Year ended 8/31/2008	35.62	.34	(3.08)	(2.74)
Class 529-B:	Six months ended 2/28/2013[4,5]	31.67	(.02)	3.33	3.31
	Year ended 8/31/2012	28.25	(.06)	3.48	3.42
	Year ended 8/31/2011	24.69	(.06)	3.62	3.56
	Year ended 8/31/2010	24.14	(.02)	.59	.57
	Year ended 8/31/2009	29.56	.04	(5.45)	(5.41)
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)
Class 529-C:	Six months ended 2/28/2013[4,5]	31.60	(.02)	3.32	3.30
	Year ended 8/31/2012	28.18	(.06)	3.48	3.42
	Year ended 8/31/2011	24.66	(.05)	3.60	3.55
	Year ended 8/31/2010	24.13	(.02)	.59	.57
	Year ended 8/31/2009	29.55	.04	(5.44)	(5.40)
	Year ended 8/31/2008	34.62	.07	(2.99)	(2.92)
Class 529-E:	Six months ended 2/28/2013[4,5]	32.33	.07	3.40	3.47
	Year ended 8/31/2012	28.82	.10	3.54	3.64
	Year ended 8/31/2011	25.19	.10	3.69	3.79
	Year ended 8/31/2010	24.63	.12	.59	.71
	Year ended 8/31/2009	30.21	.15	(5.57)	(5.42)
	Year ended 8/31/2008	35.34	.24	(3.06)	(2.82)

24	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[2,3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.28)	$—	$(.28)	$36.09	10.93%	$58,253	.71%[6]		.71%[6]		.73%[6]
(.22)	—	(.22)	32.80	13.07	55,441	.71		.71		.66
(.25)	—	(.25)	29.23	15.42	57,082	.68		.68		.67
(.21)	—	(.21)	25.53	3.20	57,890	.69		.69		.76
(.23)	—	(.23)	24.93	(17.59)	61,587	.76		.75		1.00
(.36)	(2.06)	(2.42)	30.61	(8.24)	81,529	.65		.62		1.09

—	—	—	35.01	10.48	1,316	1.47	[6]	1.47	[6]	(.02)[6]
—	—	—	31.69	12.26	1,503	1.46		1.46		(.10)
—	—	—	28.23	14.52	2,228	1.43		1.43		(.09)
(.01)	—	(.01)	24.65	2.42	2,911	1.45		1.45		(.01)
(.01)	—	(.01)	24.08	(18.18)	4,063	1.50		1.49		.27
(.10)	(2.06)	(2.16)	29.44	(8.91)	6,367	1.39		1.37		.34

(.01)	—	(.01)	34.72	10.47	5,817	1.51	[6]	1.51	[6]	(.06)[6]
—	—	—	31.44	12.21	5,741	1.49		1.49		(.13)
(.02)	—	(.02)	28.02	14.51	6,539	1.46		1.46		(.12)
(.04)	—	(.04)	24.49	2.38	6,959	1.47		1.47		(.02)
(.01)	—	(.01)	23.96	(18.18)	7,502	1.50		1.49		.26
(.10)	(2.06)	(2.16)	29.30	(8.95)	10,209	1.44		1.41		.29

(.28)	—	(.28)	35.87	10.90	10,908	.70	[6]	.70	[6]	.74 [6]
(.22)	—	(.22)	32.61	13.15	11,323	.68		.68		.69
(.25)	—	(.25)	29.04	15.40	13,023	.67		.67		.67
(.22)	—	(.22)	25.37	3.22	14,714	.67		.67		.79
(.24)	—	(.24)	24.78	(17.52)	16,531	.69		.68		1.08
(.37)	(2.06)	(2.43)	30.41	(8.23)	25,528	.63		.61		1.09

(.39)	—	(.39)	36.06	11.07	3,945	.45	[6]	.45	[6]	1.02 [6]
(.30)	—	(.30)	32.83	13.42	2,855	.44		.44		.93
(.32)	—	(.32)	29.25	15.69	3,717	.43		.43		.91
(.29)	—	(.29)	25.55	3.43	3,884	.44		.44		1.02
(.27)	—	(.27)	24.97	(17.31)	3,247	.46		.46		1.19
—	—	—	30.61	.59	114	.04		.03		.09

(.27)	—	(.27)	35.86	10.90	4,228	.78	[6]	.78	[6]	.67 [6]
(.22)	—	(.22)	32.59	13.00	3,822	.77		.77		.60
(.24)	—	(.24)	29.06	15.38	3,358	.73		.73		.62
(.21)	—	(.21)	25.39	3.14	2,793	.73		.73		.73
(.24)	—	(.24)	24.81	(17.60)	2,543	.77		.76		.99
(.35)	(2.06)	(2.41)	30.47	(8.27)	2,859	.69		.66		1.03

—	—	—	34.98	10.45	212	1.57	[6]	1.57	[6]	(.12)[6]
—	—	—	31.67	12.11	237	1.57		1.57		(.21)
—	—	—	28.25	14.42	310	1.53		1.53		(.19)
(.02)	—	(.02)	24.69	2.36	358	1.53		1.53		(.08)
(.01)	—	(.01)	24.14	(18.28)	416	1.58		1.57		.17
(.08)	(2.06)	(2.14)	29.56	(9.00)	514	1.50		1.48		.23

(.02)	—	(.02)	34.88	10.45	1,094	1.56	[6]	1.56	[6]	(.12)[6]
—	—	—	31.60	12.14	1,008	1.56		1.56		(.19)
(.03)	—	(.03)	28.18	14.40	934	1.53		1.53		(.18)
(.04)	—	(.04)	24.66	2.33	811	1.53		1.53		(.07)
(.02)	—	(.02)	24.13	(18.25)	767	1.58		1.57		.18
(.09)	(2.06)	(2.15)	29.55	(8.99)	881	1.50		1.47		.23

(.19)	—	(.19)	35.61	10.76	199	1.03	[6]	1.03	[6]	.42 [6]
(.13)	—	(.13)	32.33	12.71	182	1.03		1.03		.35
(.16)	—	(.16)	28.82	15.04	165	1.01		1.01		.34
(.15)	—	(.15)	25.19	2.83	142	1.02		1.02		.44
(.16)	—	(.16)	24.63	(17.82)	133	1.07		1.06		.68
(.25)	(2.06)	(2.31)	30.21	(8.55)	147	.99		.97		.73

See page 27 for footnotes.

	The Growth Fund of America	25

Financial highlights (continued)

			Income (loss) from investment operations[1]
		Net asset value, beginning of period	Net investment income (loss)	Net gains (losses) on securities (both realized and unrealized)	Total from investment operations

Class 529-F-1:	Six months ended 2/28/2013[4,5]	$32.57	$.15	$3.42	$3.57
	Year ended 8/31/2012	29.04	.25	3.56	3.81
	Year ended 8/31/2011	25.38	.25	3.71	3.96
	Year ended 8/31/2010	24.79	.25	.60	.85
	Year ended 8/31/2009	30.46	.26	(5.64)	(5.38)
	Year ended 8/31/2008	35.61	.41	(3.08)	(2.67)

Class R-1:	Six months ended 2/28/2013[4,5]	31.72	— [7]	3.34	3.34
	Year ended 8/31/2012	28.26	(.02)	3.48	3.46
	Year ended 8/31/2011	24.72	(.03)	3.63	3.60
	Year ended 8/31/2010	24.19	— [7]	.60	.60
	Year ended 8/31/2009	29.65	.06	(5.46)	(5.40)
	Year ended 8/31/2008	34.76	.10	(3.02)	(2.92)

Class R-2:	Six months ended 2/28/2013[4,5]	31.91	.01	3.36	3.37
	Year ended 8/31/2012	28.42	(.01)	3.50	3.49
	Year ended 8/31/2011	24.84	(.01)	3.64	3.63
	Year ended 8/31/2010	24.30	.01	.59	.60
	Year ended 8/31/2009	29.77	.06	(5.48)	(5.42)
	Year ended 8/31/2008	34.84	.12	(3.01)	(2.89)

Class R-3:	Six months ended 2/28/2013[4,5]	32.29	.08	3.39	3.47
	Year ended 8/31/2012	28.74	.11	3.55	3.66
	Year ended 8/31/2011	25.12	.11	3.68	3.79
	Year ended 8/31/2010	24.55	.13	.60	.73
	Year ended 8/31/2009	30.11	.16	(5.56)	(5.40)
	Year ended 8/31/2008	35.23	.26	(3.05)	(2.79)

Class R-4:	Six months ended 2/28/2013[4,5]	32.56	.13	3.42	3.55
	Year ended 8/31/2012	28.99	.20	3.57	3.77
	Year ended 8/31/2011	25.33	.20	3.71	3.91
	Year ended 8/31/2010	24.75	.21	.60	.81
	Year ended 8/31/2009	30.38	.23	(5.62)	(5.39)
	Year ended 8/31/2008	35.52	.35	(3.08)	(2.73)

Class R-5:	Six months ended 2/28/2013[4,5]	32.82	.18	3.44	3.62
	Year ended 8/31/2012	29.24	.29	3.60	3.89
	Year ended 8/31/2011	25.54	.29	3.74	4.03
	Year ended 8/31/2010	24.94	.29	.60	.89
	Year ended 8/31/2009	30.66	.30	(5.69)	(5.39)
	Year ended 8/31/2008	35.82	.45	(3.09)	(2.64)

Class R-6:	Six months ended 2/28/2013[4,5]	32.87	.19	3.45	3.64
	Year ended 8/31/2012	29.30	.31	3.60	3.91
	Year ended 8/31/2011	25.60	.31	3.74	4.05
	Year ended 8/31/2010	24.97	.31	.60	.91
	Period from 5/1/2009 to 8/31/2009[4]	21.68	.09	3.20	3.29

	Six months ended
	February 28,		Year ended August 31
	2013[4,5]	2012	2011	2010	2009	2008

Portfolio turnover rate for all share classes	16%	18%	34%	33%	38%	32%

26	The Growth Fund of America

Dividends and distributions
Dividends (from net investment income)	Distributions (from capital gains)	Total dividends and distributions	Net asset value, end of period	Total return[3]	Net assets, end of period (in millions)	Ratio of expenses to average net assets before waivers		Ratio of expenses to average net assets after waivers[3]		Ratio of net income (loss) to average net assets[3]
$(.34)	$—	$(.34)	$35.80	11.01%	$140	.56%[6]		.56%[6]		.88%[6]
(.28)	—	(.28)	32.57	13.27	125	.56		.56		.81
(.30)	—	(.30)	29.04	15.56	106	.52		.52		.83
(.26)	—	(.26)	25.38	3.37	92	.52		.52		.94
(.29)	—	(.29)	24.79	(17.41)	79	.57		.56		1.18
(.42)	(2.06)	(2.48)	30.46	(8.09)	85	.49		.47		1.24

(.01)	—	(.01)	35.05	10.53	463	1.44	[6]	1.44	[6]	—	[6,8]
—	—	—	31.72	12.24	497	1.44		1.44		(.07)
(.06)	—	(.06)	28.26	14.54	561	1.43		1.43		(.09)
(.07)	—	(.07)	24.72	2.45	539	1.44		1.44		.02
(.06)	—	(.06)	24.19	(18.17)	476	1.47		1.46		.29
(.13)	(2.06)	(2.19)	29.65	(8.96)	503	1.42		1.39		.30

(.05)	—	(.05)	35.23	10.56	2,182	1.38	[6]	1.38	[6]	.07	[6]
—	—	—	31.91	12.28	2,182	1.41		1.41		(.04)
(.05)	—	(.05)	28.42	14.60	2,337	1.39		1.39		(.04)
(.06)	—	(.06)	24.84	2.44	2,327	1.41		1.41		.04
(.05)	—	(.05)	24.30	(18.17)	2,367	1.48		1.47		.27
(.12)	(2.06)	(2.18)	29.77	(8.87)	2,708	1.36		1.33		.37

(.16)	—	(.16)	35.60	10.78	7,514	.98	[6]	.98	[6]	.47	[6]
(.11)	—	(.11)	32.29	12.78	7,916	.98		.98		.38
(.17)	—	(.17)	28.74	15.06	10,765	.97		.97		.38
(.16)	—	(.16)	25.12	2.94	11,422	.97		.97		.48
(.16)	—	(.16)	24.55	(17.78)	11,477	.99		.98		.76
(.27)	(2.06)	(2.33)	30.11	(8.50)	13,098	.94		.91		.79

(.25)	—	(.25)	35.86	10.95	7,191	.68	[6]	.68	[6]	.77	[6]
(.20)	—	(.20)	32.56	13.10	8,093	.69		.69		.66
(.25)	—	(.25)	28.99	15.40	14,937	.68		.68		.66
(.23)	—	(.23)	25.33	3.20	16,442	.68		.68		.77
(.24)	—	(.24)	24.75	(17.53)	15,985	.70		.69		1.04
(.35)	(2.06)	(2.41)	30.38	(8.26)	17,215	.67		.64		1.06

(.38)	—	(.38)	36.06	11.09	5,141	.39	[6]	.39	[6]	1.05	[6]
(.31)	—	(.31)	32.82	13.48	6,312	.39		.39		.97
(.33)	—	(.33)	29.24	15.75	11,366	.38		.38		.96
(.29)	—	(.29)	25.54	3.51	12,874	.39		.39		1.07
(.33)	—	(.33)	24.94	(17.30)	14,023	.40		.40		1.36
(.46)	(2.06)	(2.52)	30.66	(7.96)	17,362	.37		.34		1.35

(.41)	—	(.41)	36.10	11.13	8,155	.34	[6]	.34	[6]	1.10	[6]
(.34)	—	(.34)	32.87	13.52	7,537	.34		.34		1.02
(.35)	—	(.35)	29.30	15.78	10,059	.33		.33		1.02
(.28)	—	(.28)	25.60	3.58	6,061	.34		.34		1.16
—	—	—	24.97	15.17	2,134	.14		.14		.38

[1]	Based on average shares outstanding.
[2]	Total returns exclude any applicable sales charges, including contingent deferred sales charges.
[3]	This column reflects the impact, if any, of certain waivers from CRMC. During some of the periods shown, CRMC reduced fees for investment advisory services.
[4]	Based on operations for the period shown and, accordingly, is not representative of a full year.
[5]	Unaudited.
[6]	Annualized.
[7]	Amount less than $.01.
[8]	Amount less than .01%.

See Notes to Financial Statements

The Growth Fund of America	27

Expense example	unaudited

As a shareholder of the fund, you incur two types of costs: (1) transaction costs, such as initial sales charges on purchase payments and contingent deferred sales charges on redemptions (loads), and (2) ongoing costs, including management fees, distribution and service (12b-1) fees, and other expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the fund so you can compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire six-month period (September 1, 2012, through February 28, 2013).

Actual expenses:

The first line of each share class in the table on the next page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled “Expenses paid during period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes:

The second line of each share class in the table on the next page provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio for the share class and an assumed rate of return of 5.00% per year before expenses, which is not the actual return of the share class. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the fund and other funds. To do so, compare this 5.00% hypothetical example with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.

Notes:

There are some account fees that are charged to certain types of accounts, such as individual retirement accounts and 529 college savings plan accounts (generally, a $10 fee is charged to set up the account and an additional $10 fee is charged to the account annually), that would increase the amount of expenses paid on your account. In addition, retirement plan participants may be subject to certain fees charged by the plan sponsor, and Class F-1, F-2 and 529-F-1 shareholders may be subject to fees charged by financial intermediaries, typically ranging from 0.75% to 1.50% of assets annually depending on services offered. You can estimate the impact of these fees by adding the amount of the fees to the total estimated expenses you paid on your account during the period as calculated above. In addition, your ending account value would be lower by the amount of these fees.

Note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of each share class in the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

28	The Growth Fund of America

	Beginning	Ending
	account value	account value	Expenses paid	Annualized
	9/1/2012	2/28/2013	during period*	expense ratio
Class A — actual return	$1,000.00	$1,109.33	$3.71	.71%
Class A — assumed 5% return	1,000.00	1,021.27	3.56	.71
Class B — actual return	1,000.00	1,104.78	7.67	1.47
Class B — assumed 5% return	1,000.00	1,017.50	7.35	1.47
Class C — actual return	1,000.00	1,104.69	7.88	1.51
Class C — assumed 5% return	1,000.00	1,017.31	7.55	1.51
Class F-1 — actual return	1,000.00	1,108.99	3.66	.70
Class F-1 — assumed 5% return	1,000.00	1,021.32	3.51	.70
Class F-2 — actual return	1,000.00	1,110.68	2.35	.45
Class F-2 — assumed 5% return	1,000.00	1,022.56	2.26	.45
Class 529-A — actual return	1,000.00	1,109.01	4.08	.78
Class 529-A — assumed 5% return	1,000.00	1,020.93	3.91	.78
Class 529-B — actual return	1,000.00	1,104.53	8.19	1.57
Class 529-B — assumed 5% return	1,000.00	1,017.01	7.85	1.57
Class 529-C — actual return	1,000.00	1,104.48	8.14	1.56
Class 529-C — assumed 5% return	1,000.00	1,017.06	7.80	1.56
Class 529-E — actual return	1,000.00	1,107.58	5.38	1.03
Class 529-E — assumed 5% return	1,000.00	1,019.69	5.16	1.03
Class 529-F-1 — actual return	1,000.00	1,110.12	2.93	.56
Class 529-F-1 — assumed 5% return	1,000.00	1,022.02	2.81	.56
Class R-1 — actual return	1,000.00	1,105.34	7.52	1.44
Class R-1 — assumed 5% return	1,000.00	1,017.65	7.20	1.44
Class R-2 — actual return	1,000.00	1,105.62	7.20	1.38
Class R-2 — assumed 5% return	1,000.00	1,017.95	6.90	1.38
Class R-3 — actual return	1,000.00	1,107.77	5.12	.98
Class R-3 — assumed 5% return	1,000.00	1,019.93	4.91	.98
Class R-4 — actual return	1,000.00	1,109.51	3.56	.68
Class R-4 — assumed 5% return	1,000.00	1,021.42	3.41	.68
Class R-5 — actual return	1,000.00	1,110.94	2.04	.39
Class R-5 — assumed 5% return	1,000.00	1,022.86	1.96	.39
Class R-6 — actual return	1,000.00	1,111.27	1.78	.34
Class R-6 — assumed 5% return	1,000.00	1,023.11	1.71	.34

*	The “expenses paid during period” are equal to the “annualized expense ratio,” multiplied by the average account value over the period, multiplied by the number of days in the period, and divided by 365 (to reflect the one-half year period).

The Growth Fund of America	29

Other share class results	unaudited

Classes B, C, F and 529

Fund results shown are for past periods and are not predictive of results for future periods. Current and future results may be lower or higher than those shown. Share prices and returns will vary, so investors may lose money. For current information and month-end results, visit americanfunds.com.

Average annual total returns for periods ended March 31, 2013			10 years/
(the most recent calendar quarter-end):	1 year	5 years	Life of class[1]
Class B shares[2]
Reflecting applicable contingent deferred sales charge (CDSC), maximum of 5%, payable only if shares are sold within six years of purchase	8.32%	3.31%	8.75%
Not reflecting CDSC	13.32	3.66	8.75

Class C shares
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	12.31	3.64	8.54
Not reflecting CDSC	13.31	3.64	8.54

Class F-1 shares[3]
Not reflecting annual asset-based fee charged by sponsoring firm	14.20	4.47	9.41

Class F-2 shares[3] — first sold 8/1/08
Not reflecting annual asset-based fee charged by sponsoring firm	14.49	—	5.71

Class 529-A shares[4]
Reflecting 5.75% maximum sales charge	7.52	3.17	8.71
Not reflecting maximum sales charge	14.09	4.40	9.36

Class 529-B shares[2,4]
Reflecting applicable CDSC, maximum of 5%, payable only if shares are sold within six years of purchase	8.20	3.21	8.62
Not reflecting CDSC	13.20	3.56	8.62

Class 529-C shares[4]
Reflecting CDSC, maximum of 1%, payable only if shares are sold within one year of purchase	12.23	3.57	8.46
Not reflecting CDSC	13.23	3.57	8.46

Class 529-E shares[3,4]	13.83	4.10	9.02

Class 529-F-1 shares[3,4]
Not reflecting annual asset-based fee charged by sponsoring firm	14.35	4.61	9.50

[1]	Applicable to Class F-2 shares only. All other share classes reflect 10-year results.
[2]	These shares are not available for purchase.
[3]	These shares are sold without any initial or contingent deferred sales charge.
[4]	Results shown do not reflect the $10 account setup fee and an annual $10 account maintenance fee.

Investment results assume all distributions are reinvested and reflect applicable fees and expenses. When applicable, investment results reflect fee waivers, without which results would have been lower. Visit americanfunds.com for more information.

For information regarding the differences among the various share classes, refer to the fund prospectus.

30	The Growth Fund of America

Office of the fund

One Market

Steuart Tower, Suite 2000

Mailing address: P.O. Box 7650

San Francisco, CA 94120-7650

Investment adviser

Capital Research and Management Company

333 South Hope Street

Los Angeles, CA 90071-1406

6455 Irvine Center Drive

Irvine, CA 92618

Principal underwriter

American Funds Distributors, Inc.

333 South Hope Street

Los Angeles, CA 90071-1406

Custodian of assets

State Street Bank and Trust Company

One Lincoln Street

Boston, MA 02111

Transfer agent for shareholder accounts

American Funds Service Company

(Write to the address near you.)

P.O. Box 6007

Indianapolis, IN 46206-6007

P.O. Box 2280

Norfolk, VA 23501-2280

Counsel

K&L Gates LLP

Four Embarcadero Center, Suite 1200

San Francisco, CA 94111-5994

Independent registered public accounting firm

Deloitte & Touche LLP

695 Town Center Drive

Suite 1200

Costa Mesa, CA 92626-7188

The Growth Fund of America	31

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

“American Funds Proxy Voting Procedures and Principles” — which describes how we vote proxies relating to portfolio securities — is available on the American Funds website or upon request by calling AFS. The fund files its proxy voting record with the U.S. Securities and Exchange Commission (SEC) for the 12 months ended June 30 by August 31. The proxy voting record is available free of charge on the SEC website at sec.gov and on the American Funds website.

A complete February 28, 2013, portfolio of The Growth Fund of America’s investments is available free of charge by calling AFS or visiting the SEC website (where it is part of Form N-CSR).

The Growth Fund of America files a complete list of its portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. This filing is available free of charge on the SEC website. You may also review or, for a fee, copy this filing at the SEC’s Public Reference Room in Washington, D.C. Additional information regarding the operation of the Public Reference Room may be obtained by calling the SEC’s Office of Investor Education and Advocacy at 800/SEC-0330.

Additionally, the list of portfolio holdings is available by calling AFS.

This report is for the information of shareholders of The Growth Fund of America, but it also may be used as sales literature when preceded or accompanied by the current prospectus or summary prospectus, which gives details about charges, expenses, investment objectives and operating policies of the fund. If used as sales material after June 30, 2013, this report must be accompanied by an American Funds statistical update for the most recently completed calendar quarter.

32	The Growth Fund of America

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36	The Growth Fund of America

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The right choice for the long term®

The American Funds difference

Since 1931, American Funds has helped investors pursue long-term investment success Our consistent approach — in combination with a proven system — has resulted in a superior long-term track record.

Consistent approach
We base our decisions on a long-term perspective because we believe it is the best way to achieve superior long-term investment results. Our portfolio counselors average 25 years of investment experience, including 20 years at our company, reflecting a career commitment to our long-term approach.[1]

Proven system
Our system combines individual accountability with teamwork. Each fund is divided into portions that are managed by investment professionals with varied backgrounds, ages and investment styles. An extensive global research effort is the backbone of our system.

Superior long-term track record
Our equity funds have beaten their Lipper peer indexes in 90% of 10-year periods and 96% of 20-year periods. Our fixed-income funds have beaten their Lipper indexes in 58% of 10-year periods and 63% of 20-year periods.[2] Our fund management fees have been among the lowest in the industry.[3]

[1]	As of 12/31/12.
[2]	Based on Class A share results for rolling periods through 12/31/12. Periods covered are the shorter of the fund’s lifetime or since the comparable Lipper index inception date.
[3]	Based on management fees for the 20-year period ended 12/31/12 versus comparable Lipper categories, excluding funds of funds.

American Funds span a range of investment objectives
¢	Growth funds
AMCAP Fund®
EuroPacific Growth Fund®
The Growth Fund of America®
The New Economy Fund®
New Perspective Fund®
New World Fund®
SMALLCAP World Fund®
¢	Growth-and-income funds
American Mutual Fund®
Capital World Growth and Income Fund®
Fundamental InvestorsSM
International Growth and Income FundSM
The Investment Company of America®
Washington Mutual Investors FundSM
¢	Equity-income funds
Capital Income Builder®
The Income Fund of America®
¢	Balanced funds
American Balanced Fund®
American Funds Global Balanced FundSM
¢	Bond funds
American Funds Mortgage Fund®
American High-Income Trust®
The Bond Fund of America®
Capital World Bond Fund®
Intermediate Bond Fund of America®
Short-Term Bond Fund of America®
U.S. Government Securities Fund®
¢	Tax-exempt bond funds
American Funds Short-Term Tax-Exempt Bond Fund®
American High-Income Municipal Bond Fund®
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
State-specific tax-exempt funds
American Funds Tax-Exempt Fund of New York®
The Tax-Exempt Fund of California®
The Tax-Exempt Fund of Maryland®
The Tax-Exempt Fund of Virginia®
¢	Money market fund
American Funds Money Market Fund®
¢	American Funds Portfolio SeriesSM
American Funds Global Growth PortfolioSM
American Funds Growth PortfolioSM
American Funds Growth and Income PortfolioSM
American Funds Balanced PortfolioSM
American Funds Income PortfolioSM
American Funds Tax-Advantaged Income PortfolioSM
American Funds Preservation PortfolioSM
American Funds Tax-Exempt Preservation PortfolioSM
¢	American Funds Target Date Retirement Series®
¢	American Funds College Target Date SeriesSM

The Capital Group Companies
American Funds	Capital Research and Management	Capital International	Capital Guardian	Capital Bank and Trust

ITEM 2 – Code of Ethics

Not applicable for filing of semi-annual reports to shareholders.

ITEM 3 – Audit Committee Financial Expert

Not applicable for filing of semi-annual reports to shareholders.

ITEM 4 – Principal Accountant Fees and Services

Not applicable for filing of semi-annual reports to shareholders.

ITEM 5 – Audit Committee of Listed Registrants

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6 – Schedule of Investments

The Growth Fund of America®

Investment portfolio

February 28, 2013

unaudited

Common stocks — 90.09%	Shares	Value (000)

CONSUMER DISCRETIONARY — 19.42%
Amazon.com, Inc.[1]	16,032,600	$4,236,935
Home Depot, Inc.	42,205,200	2,891,056
Comcast Corp., Class A	54,735,578	2,177,929
Comcast Corp., Class A, special nonvoting shares	14,000,000	536,340
NIKE, Inc., Class B	22,700,000	1,236,242
News Corp., Class A	35,644,800	1,026,570
YUM! Brands, Inc.	11,181,000	732,132
Las Vegas Sands Corp.	14,122,000	727,142
DIRECTV[1]	13,362,579	643,675
General Motors Co.[1]	20,042,600	544,157
Johnson Controls, Inc.	16,575,300	521,625
Time Warner Cable Inc.	5,772,090	498,651
lululemon athletica inc.[1]	7,162,100	480,219
Sands China Ltd.	89,096,800	424,484
Time Warner Inc.	7,950,000	422,701
CBS Corp., Class B	9,295,000	403,310
Liberty Media Corp., Class A1	3,391,290	366,259
Nikon Corp.	15,635,000	350,856
Naspers Ltd., Class N	4,740,000	306,462
Virgin Media Inc.	6,250,000	290,000
Toyota Motor Corp.	5,205,000	267,578
AutoNation, Inc.[1]	6,000,000	262,620
Lowe’s Companies, Inc.	6,400,000	244,160
Marriott International, Inc., Class A	6,143,059	242,344
Volkswagen AG, nonvoting preferred	930,000	203,068
Industria de Diseño Textil, SA	1,370,000	183,600
priceline.com Inc.[1]	267,000	183,584
Tesla Motors, Inc.[1]	4,710,500	164,067
Wynn Resorts, Ltd.	1,300,000	151,970
D.R. Horton, Inc.	6,685,000	149,075
British Sky Broadcasting Group PLC	11,480,000	148,121
Shaw Communications Inc., Class B, nonvoting	6,123,900	146,422
Bayerische Motoren Werke AG	1,385,500	127,885
Expedia, Inc.	2,000,000	127,680
Toll Brothers, Inc.[1]	3,700,000	126,244
Weight Watchers International, Inc.	2,780,000	119,095
Darden Restaurants, Inc.	2,443,000	113,038
Tiffany & Co.	1,640,000	110,142
Nordstrom, Inc.	2,025,000	109,795
Starbucks Corp.	2,000,000	109,640
Harley-Davidson, Inc.	2,028,500	106,760
Mattel, Inc.	2,420,000	98,615
Swatch Group Ltd, non-registered shares	120,000	68,239
Burberry Group PLC	2,725,000	56,883
Daimler AG	943,000	56,220
Kia Motors Corp.	950,000	49,043
Li & Fung Ltd.	34,030,000	45,633
Tata Motors Ltd.	6,671,739	35,263
Hyundai Mobis Co., Ltd.	74,000	21,390
Maruti Suzuki India Ltd.	665,097	16,557
Ctrip.com International, Ltd. (ADR)[1]	730,000	14,082
		22,675,558

INFORMATION TECHNOLOGY — 16.53%
Google Inc., Class A1	4,406,336	3,530,356
Oracle Corp.	63,743,676	2,183,858
Texas Instruments Inc.	34,144,000	1,173,529
Microsoft Corp.	33,630,608	934,931
ASML Holding NV (New York registered)	7,523,789	534,038
ASML Holding NV	4,042,648	287,750
Accenture PLC, Class A	9,250,000	687,830
Taiwan Semiconductor Manufacturing Co. Ltd.[2]	151,046,000	531,582
Taiwan Semiconductor Manufacturing Co. Ltd. (ADR)	7,565,000	138,061
Apple Inc.	1,460,000	644,444
Visa Inc., Class A	3,925,000	622,662
Avago Technologies Ltd.[3]	16,208,820	554,666
Rackspace Hosting, Inc.[1,3]	9,925,087	554,415
salesforce.com, inc.[1]	3,045,681	515,390
Samsung Electronics Co. Ltd.	354,000	504,769
Intuit Inc.	5,905,100	380,761
Motorola Solutions, Inc.	5,900,000	367,039
Murata Manufacturing Co., Ltd.	5,604,700	360,989
Facebook, Inc., Class A1	12,707,220	346,272
Adobe Systems Inc.[1]	8,672,800	340,841
Arm Holdings PLC	21,005,000	304,317
Altera Corp.	8,500,000	301,070
KLA-Tencor Corp.	5,000,000	273,800
Baidu, Inc., Class A (ADR)[1]	2,747,000	249,318
EMC Corp.[1]	9,800,000	225,498
Automatic Data Processing, Inc.	3,650,000	223,964
Broadcom Corp., Class A	6,533,000	222,841
International Business Machines Corp.	1,000,000	200,830
Linear Technology Corp.	5,215,000	199,422
TE Connectivity Ltd.	4,623,000	185,521
Maxim Integrated Products, Inc.	5,902,120	184,028
Mail.Ru Group Ltd. (GDR)	4,265,910	143,249
Mail.Ru Group Ltd. (GDR)[4]	860,490	28,895
SINA Corp.[1]	3,300,000	170,544
MasterCard Inc., Class A	265,000	137,222
Electronic Arts Inc.[1]	7,481,500	131,151
Intel Corp.	6,000,000	125,100
National Instruments Corp.	4,105,010	123,479
Amphenol Corp.	1,730,000	122,588
Flextronics International Ltd.[1]	17,293,916	115,005
Dolby Laboratories, Inc., Class A	2,650,000	84,482
FactSet Research Systems, Inc.	765,000	74,427
Yahoo! Inc.[1]	3,100,400	66,069
Nokia Corp. (ADR)	13,089,474	47,777
Nokia Corp.	1,000,000	3,624
Gemalto NV	511,512	46,573
Infineon Technologies AG	3,575,000	30,622
FLIR Systems, Inc.	1,160,000	30,554
MercadoLibre, Inc.	350,000	29,963
Compuware Corp.[1]	878,700	10,202
MediaTek Inc.[2]	652,000	7,341
Analog Devices, Inc.	87,559	3,959
		19,297,618

HEALTH CARE — 15.24%
Gilead Sciences, Inc.[1,3]	103,328,800	4,413,173
Allergan, Inc.	12,132,900	1,315,449
UnitedHealth Group Inc.	24,582,200	1,313,919
Express Scripts Holding Co.[1]	17,370,000	988,527
Alexion Pharmaceuticals, Inc.[1,3]	9,762,000	846,756
Intuitive Surgical, Inc.[1]	1,578,694	804,960
Edwards Lifesciences Corp.[1,3]	9,232,700	793,366
Biogen Idec Inc.[1]	4,687,000	779,636
Amgen Inc.	8,149,600	744,955
Merck & Co., Inc.	15,067,700	643,843
Regeneron Pharmaceuticals, Inc.[1]	3,481,357	581,387
BioMarin Pharmaceutical Inc.[1,3]	9,667,500	560,425
Celgene Corp.[1]	4,770,000	492,169
St. Jude Medical, Inc.	10,385,000	425,785
Stryker Corp.	6,262,616	400,056
Vertex Pharmaceuticals Inc.[1]	7,410,000	346,936
Hologic, Inc.[1,3]	15,654,300	341,733
Illumina, Inc.[1,3]	6,621,483	331,935
Bristol-Myers Squibb Co.	8,400,000	310,548
Thermo Fisher Scientific Inc.	3,439,300	253,820
Baxter International Inc.	3,179,100	214,907
Aetna Inc.	3,450,000	162,805
Forest Laboratories, Inc.[1]	4,110,000	151,248
Grifols, SA, Class A1	3,617,000	128,845
Grifols, SA, Class B1	761,185	21,714
Zimmer Holdings, Inc.	1,780,000	133,429
Abbott Laboratories	2,500,000	84,475
Novo Nordisk A/S, Class B	410,123	71,625
Boston Scientific Corp.[1]	6,770,000	50,030
Cardinal Health, Inc.	900,000	41,589
Incyte Corp.[1]	1,557,000	34,564
		17,784,609

ENERGY — 10.22%
EOG Resources, Inc.[3]	14,806,537	1,861,330
Schlumberger Ltd.	13,115,000	1,021,003
Noble Energy, Inc.	8,891,000	985,390
Apache Corp.	12,150,000	902,381
FMC Technologies, Inc.[1,3]	16,479,100	855,430
Suncor Energy Inc.	24,712,520	748,864
Pioneer Natural Resources Co.	5,785,000	727,811
Canadian Natural Resources, Ltd.	16,980,000	518,991
Baker Hughes Inc.	9,025,000	404,500
Concho Resources Inc.[1]	4,287,506	385,704
Southwestern Energy Co.[1]	10,891,100	373,238
Cobalt International Energy, Inc.[1]	14,716,200	363,049
Devon Energy Corp.	5,959,900	323,384
Technip SA	2,670,000	289,183
CONSOL Energy Inc.	8,235,000	264,755
Core Laboratories NV	1,920,000	263,328
Pacific Rubiales Energy Corp.	10,421,000	255,157
Denbury Resources Inc.[1]	13,202,500	239,229
Murphy Oil Corp.	3,456,000	210,401
Royal Dutch Shell PLC, Class B (ADR)	2,520,000	169,697
Chevron Corp.	1,350,000	158,152
Cimarex Energy Co.	2,239,800	150,761
BG Group PLC	7,475,000	132,167
Petróleo Brasileiro SA – Petrobras, ordinary nominative (ADR)	3,589,200	52,654
BP PLC	9,720,000	65,722
BP PLC (ADR)	1,138,700	46,003
Ultra Petroleum Corp.[1]	4,510,900	76,956
Talisman Energy Inc.	3,250,000	40,755
Range Resources Corp.	360,000	27,648
Laricina Energy Ltd.[1,2,5]	950,000	26,255
Oceaneering International, Inc.	258,800	16,457
		11,956,355

FINANCIALS — 7.51%
Goldman Sachs Group, Inc.	5,469,696	819,142
Bank of America Corp.	70,000,000	786,100
Wells Fargo & Co.	21,992,178	771,486
Citigroup Inc.	16,924,500	710,321
Aon PLC, Class A	10,624,000	649,020
ACE Ltd.	4,446,100	379,652
American Express Co.	4,966,200	308,649
Agricultural Bank of China, Class H	588,184,000	303,360
Legal & General Group PLC	123,984,892	301,134
AIA Group Ltd.	67,400,000	292,001
American Tower Corp.	3,615,000	280,524
Berkshire Hathaway Inc., Class A1	400	61,040
Charles Schwab Corp.	15,700,000	254,968
American International Group, Inc.[1]	6,500,000	247,065
JPMorgan Chase & Co.	4,931,712	241,259
Onex Corp.	5,200,000	234,473
Morgan Stanley	10,000,000	225,500
CME Group Inc., Class A	3,712,090	222,057
Fifth Third Bancorp	14,000,000	221,760
ICICI Bank Ltd. (ADR)	4,815,000	201,845
ICICI Bank Ltd.	480,708	9,193
Industrial and Commercial Bank of China Ltd., Class H	263,820,000	189,473
XL Group PLC	5,835,000	167,114
AMP Ltd.	22,673,816	126,918
Popular, Inc.[1]	4,080,000	113,914
UBS AG	6,274,666	99,278
HDFC Bank Ltd. (ADR)	2,480,000	94,364
Deutsche Bank AG	2,000,000	91,623
Toronto-Dominion Bank	1,025,000	84,336
BOK Financial Corp.	1,250,000	74,287
State Street Corp.	860,933	48,720
Jefferies Group, Inc.	1,962,700	42,630
First Republic Bank	1,110,000	40,459
Bank of Nova Scotia	450,000	26,806
Zions Bancorporation	1,005,000	24,261
Credit Suisse Group AG	468,000	12,538
Weyerhaeuser Co.[1]	422,321	12,420
		8,769,690

INDUSTRIALS — 6.69%
Union Pacific Corp.	8,813,300	1,208,392
Boeing Co.	7,050,000	542,145
CSX Corp.	23,174,801	531,630
Precision Castparts Corp.	2,639,000	492,411
United Continental Holdings, Inc.[1]	16,529,000	441,490
Cummins Inc.	2,995,000	347,031
General Dynamics Corp.	5,104,600	346,960
KBR, Inc.[3]	10,462,589	317,958
Rockwell Collins, Inc.	5,178,700	311,292
United Parcel Service, Inc., Class B	3,710,000	306,631
Ryanair Holdings PLC (ADR)	6,285,000	242,978
MTU Aero Engines Holding AG	2,330,000	216,646
United Technologies Corp.	2,335,000	211,434
Norfolk Southern Corp.	2,736,700	199,916
SGS SA	75,000	190,601
Fastenal Co.	3,600,000	185,868
Danaher Corp.	3,009,448	185,382
Textron Inc.	6,377,400	183,988
European Aeronautic Defence and Space Co. EADS NV	3,514,844	179,789
Deere & Co.	1,795,000	157,655
Meggitt PLC	19,385,099	133,689
Caterpillar Inc.	1,400,000	129,318
FedEx Corp.	1,100,000	115,973
Delta Air Lines, Inc.[1]	7,800,000	111,306
General Electric Co.	4,250,000	98,685
Lockheed Martin Corp.	1,000,000	88,000
Bureau Veritas SA	564,010	72,743
Globaltrans Investment PLC (GDR)[4]	2,300,000	36,777
Globaltrans Investment PLC (GDR)	1,433,942	22,929
Southwest Airlines Co.	5,000,000	58,500
Honeywell International Inc.	650,000	45,565
KONE Oyj, Class B	540,000	43,710
Stericycle, Inc.[1]	290,484	27,863
Chart Industries, Inc.[1]	350,000	25,396
		7,810,651

CONSUMER STAPLES — 4.54%
Philip Morris International Inc.	20,931,000	1,920,419
Costco Wholesale Corp.	13,618,183	1,379,386
Kerry Group PLC, Class A	7,765,824	435,557
CVS/Caremark Corp.	7,595,000	388,256
Green Mountain Coffee Roasters, Inc.[1]	6,623,023	316,316
Estée Lauder Companies Inc., Class A	2,420,000	155,122
Whole Foods Market, Inc.	1,690,000	144,698
PepsiCo, Inc.	1,680,000	127,294
Danone SA	1,570,000	109,024
Avon Products, Inc.	5,354,472	104,680
Nestlé SA	1,345,000	93,991
Colgate-Palmolive Co.	500,000	57,215
Coca-Cola Co.	1,140,400	44,156
British American Tobacco PLC	450,000	23,446
		5,299,560

MATERIALS — 3.02%
Praxair, Inc.	5,572,437	629,964
Celanese Corp., Series A3	8,875,000	415,794
LyondellBasell Industries NV, Class A	6,225,000	364,910
Dow Chemical Co.	10,215,800	324,045
Newmont Mining Corp.	7,980,000	321,514
Syngenta AG	700,000	297,312
Sigma-Aldrich Corp.	3,100,000	238,886
Barrick Gold Corp.	7,750,000	234,360
Potash Corp. of Saskatchewan Inc.	5,180,000	207,666
Nitto Denko Corp.	1,478,600	86,939
Steel Dynamics, Inc.	5,208,000	79,526
FMC Corp.	1,000,000	60,260
Nucor Corp.	1,300,000	58,565
Alcoa Inc.	6,510,000	55,465
ArcelorMittal	2,850,000	42,845
United States Steel Corp.	1,982,200	41,309
James Hardie Industries PLC (CDI)	3,570,000	35,736
Cliffs Natural Resources Inc.	1,315,219	33,486
		3,528,582

TELECOMMUNICATION SERVICES — 2.07%
Crown Castle International Corp.[1,3]	16,405,430	1,145,099
SOFTBANK CORP.	22,060,000	817,522
Sprint Nextel Corp., Series 1[1]	60,274,000	349,589
MetroPCS Communications, Inc.[1]	8,908,275	87,301
Leap Wireless International, Inc.[1]	3,900,000	20,865
Broadview Networks Holdings, Inc.[1,2,5]	893	15
		2,420,391

UTILITIES — 0.01%
Power Grid Corp. of India Ltd.	7,000,000	13,420

MISCELLANEOUS — 4.84%
Other common stocks in initial period of acquisition		5,634,173

Total common stocks (cost: $68,635,483,000)		105,190,607

Warrants — 0.15%

FINANCIALS — 0.01%
Citigroup Inc., Class A, warrants, expire 2019[1]	25,500,000	12,418

TELECOMMUNICATION SERVICES — 0.00%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020[1,2,5]	4,414	28
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020[1,2,5]	1,672	9
		37

MISCELLANEOUS — 0.14%
Other warrants in initial period of acquisition		163,651

Total warrants (cost: $135,002,000)		176,106

	Principal amount
Convertible securities — 0.06%	(000)

TELECOMMUNICATION SERVICES — 0.06%
Clearwire Corp. 8.25% convertible notes 2040[4]	$63,755	69,971

Total convertible securities (cost: $63,813,000)		69,971

	Principal amount	Value
Bonds & notes — 0.07%	(000)	(000)

FEDERAL AGENCY BONDS & NOTES — 0.04%
Federal Home Loan Bank, Series 2753, 0.28% 2013	$ 50,000	$ 50,016

TELECOMMUNICATION SERVICES — 0.03%
LightSquared, Term Loan B, 12.00% 2014[6,7,8,9]	31,780	29,250

Total bonds & notes (cost: $79,423,000)		79,266

Short-term securities — 9.48%

Fannie Mae 0.10%–0.16% due 3/1–12/19/2013	2,884,316	2,882,902
U.S. Treasury Bills 0.08%–0.18% due 3/7–10/17/2013	2,632,550	2,631,601
Freddie Mac 0.09%–0.20% due 3/4–11/5/2013	2,332,480	2,331,684
Federal Home Loan Bank 0.08%–0.20% due 3/13/2013–1/2/2014	1,769,728	1,769,158
Federal Farm Credit Banks 0.14%–0.22% due 3/1–12/4/2013	336,000	335,829
General Electric Capital Corp. 0.19%–0.23% due 3/15–5/30/2013	141,500	141,476
General Electric Co. 0.14% due 3/15/2013	30,000	29,998
Variable Funding Capital Company LLC 0.14%–0.16% due 3/1–4/25/2013[4]	90,000	89,989
Wells Fargo & Co. 0.13%–0.14% due 3/13–5/15/2013	60,500	60,482
Google Inc. 0.09%–0.15% due 3/6–4/9/2013[4]	148,600	148,587
Coca-Cola Co. 0.13%–0.14% due 4/22–6/18/2013[4]	135,000	134,969
Private Export Funding Corp. 0.15%–0.19% due 3/18–5/13/2013[4]	117,000	116,972
Chariot Funding, LLC 0.18%–0.19% due 4/29–5/28/2013[4]	70,000	69,980
Jupiter Securitization Co., LLC 0.16% due 3/13/2013[4]	40,000	39,998
National Rural Utilities Cooperative Finance Corp. 0.15% due 3/5/2013	50,000	49,999
Regents of the University of California 0.13%–0.17% due 5/7–5/21/2013	46,900	46,886
Abbott Laboratories 0.14% due 5/8/2013[4]	45,000	44,992
John Deere Credit Ltd. 0.12%–0.13% due 3/11–4/16/2013[4]	42,500	42,497
Honeywell International Inc. 0.11% due 3/25/2013[4]	40,000	39,995
United Parcel Service Inc. 0.11% due 3/25/2013[4]	31,000	30,998
Procter & Gamble Co. 0.16% due 3/11/2013[4]	30,000	29,999

Total short-term securities (cost: $11,068,670,000)		11,068,991

Total investment securities (cost: $79,982,391,000)		116,584,941
Other assets less liabilities		172,656

Net assets		$116,757,597

As permitted by U.S. Securities and Exchange Commission regulations, “Miscellaneous” securities include holdings in their first year of acquisition that have not previously been publicly disclosed.

1Security did not produce income during the last 12 months.

2Valued under fair value procedures adopted by authority of the board of directors. The total value of all such securities was $565,230,000, which represented .48% of the net assets of the fund. This amount includes $538,923,000 related to certain securities trading outside the U.S. whose values were adjusted as a result of significant market movements following the close of local trading.

3Represents an affiliated company as defined under the Investment Company Act of 1940.

4Acquired in a transaction exempt from registration under Rule 144A or section 4(2) of the Securities Act of 1933. May be resold in the U.S. in transactions exempt from registration, normally to qualified institutional buyers. The total value of all such securities was $924,619,000, which represented .79% of the net assets of the fund.

5Acquired through a private placement transaction exempt from registration under the Securities Act of 1933. May be subject to legal or contractual restrictions on resale. Further details on these holdings appear below.

	Acquisition	Cost	Value	Percent of
	date(s)	(000)	(000)	net assets
Laricina Energy Ltd.	6/21/2011	$41,523	$26,255.02%
Broadview Networks Holdings, Inc., Series A1, warrants, expire 2020	7/7/2000–3/6/2002	11,176	28.00
Broadview Networks Holdings, Inc.	7/7/2000–3/6/2002	6,199	15.00
Broadview Networks Holdings, Inc., Series A2, warrants, expire 2020	7/7/2000–3/6/2002	3,626	9.00
Total restricted securities		$62,524	$26,307.02%

6Payment in kind; the issuer has the option of paying additional securities in lieu of cash.

7Principal payments may be made periodically. Therefore, the effective maturity date may be earlier than the stated maturity date.

8Scheduled interest and/or principal payment was not received.

9Loan participations and assignments; may be subject to legal or contractual restrictions on resale. The total value of all such loans was $29,250,000, which represented .03% of the net assets of the fund.

Key to abbreviations

ADR = American Depositary Receipts

CDI = CREST Depository Interest

GDR = Global Depositary Receipts

Investments are not FDIC-insured, nor are they deposits of or guaranteed by a bank or any other entity, so they may lose value.

Investors should carefully consider investment objectives, risks, charges and expenses. This and other important information is contained in the fund prospectus and summary prospectus, which can be obtained from your financial professional and should be read carefully before investing. You may also call American Funds Service Company (AFS) at 800/421-4225 or visit the American Funds website at americanfunds.com.

MFGEPRX-005-0413O-S32814

ITEM 7 – Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 8 – Portfolio Managers of Closed-End Management Investment Companies

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 9 – Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable to this Registrant, insofar as the Registrant is not a closed-end management investment company.

ITEM 10 – Submission of Matters to a Vote of Security Holders

There have been no material changes to the procedures by which shareholders may recommend nominees to the Registrant’s board of directors since the Registrant last submitted a proxy statement to its shareholders. The procedures are as follows. The Registrant has a nominating and governance committee comprised solely of persons who are not considered ‘‘interested persons’’ of the Registrant within the meaning of the Investment Company Act of 1940, as amended. The committee periodically reviews such issues as the board’s composition, responsibilities, committees, compensation and other relevant issues, and recommends any appropriate changes to the full board of directors. While the committee normally is able to identify from its own resources an ample number of qualified candidates, it will consider shareholder suggestions of persons to be considered as nominees to fill future vacancies on the board. Such suggestions must be sent in writing to the nominating and governance committee of the Registrant, c/o the Registrant’s Secretary, and must be accompanied by complete biographical and occupational data on the prospective nominee, along with a written consent of the prospective nominee for consideration of his or her name by the nominating and governance committee.

ITEM 11 – Controls and Procedures

(a)	The Registrant’s Principal Executive Officer and Principal Financial Officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as such term is defined in Rule 30a-3 under the Investment Company Act of 1940), that such controls and procedures are adequate and reasonably designed to achieve the purposes described in paragraph (c) of such rule.

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 12 – Exhibits

(a)(1)	The Code of Ethics that is the subject of the disclosure required by Item 2 is attached as an exhibit hereto.

(a)(2)	The certifications required by Rule 30a-2 of the Investment Company Act of 1940 and Sections 302 and 906 of the Sarbanes-Oxley Act of 2002 are attached as exhibits hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

THE GROWTH FUND OF AMERICA, Inc.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By /s/ Paul F. Roye
Paul F. Roye, Executive Vice President and Principal Executive Officer

Date: April 30, 2013

By /s/ Jeffrey P. Regal
Jeffrey P. Regal, Treasurer and Principal Financial Officer

Date: April 30, 2013